CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Common Shares Issued, issuance costs	$ 6.6	$ 1.1